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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 2007

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Michael B. Elefante
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Michael B. Elefante
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. Brian C. Broderick                    6. U. S. Trust Company,
   (12)*                     28-11136       N. A.                    28-4052
2. Timothy F. Fidgeon        28-06169    7.
3. Fiduciary Trust Company   28-471      8.
4. Gannett, Welsh & Kotler   28-4145     9.
5. Kurt F. Somerville
   (32)*                     28-10379    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
A F L A C INC              COMMON STOCK  001055102   1873890     29920               XX                        5970
                                                                                     XX        12              1500
                                                                                     XX        32             18400
                                                                                     XX     12,32              1050
                                                                                     XX     32,35              3000
A E S CORP                 COMMON STOCK  00130H105    556140     26000               XX                       26000
AT&T INC                   COMMON STOCK  00206R102    362777      8729               XX                        6369
                                                                                     XX        32              2360
ABBOTT LABS                COMMON STOCK  002824100   2017245     35926               XX                        1250
                                                                                     XX        12              1650
                                                                                     XX        32             25526
                                                                                     XX     12,32               500
                                                                                     XX     32,35              7000
AETNA U S HEALTHCARE INC   COMMON STOCK  00817Y108    497633      8620               XX                        8620
AMERICAN INTERNATIONAL     COMMON STOCK  026874107    540150      9265               XX                        4150
GROUP INC                                                                            XX        12               250
                                                                                     XX        32              4865
AMGEN INC                  COMMON STOCK  031162100    702405     15125               XX                        4600
                                                                                     XX        12               300
                                                                                     XX        32             10225
ANALOG DEVICES, INC        COMMON STOCK  032654105    641133     20225               XX                       15225
                                                                                     XX        32              5000
ANALOGIC CORP              COMMON STOCK  032657207    406320      6000               XX        32              4700
                                                                                     XX     32,35              1300
APPLIED MATERIALS INC      COMMON STOCK  038222105    229104     12900               XX                       12900
APTARGROUP INC             COMMON STOCK  038336103   3425722     83738               XX                       19272
                                                                                     XX        12              4210
                                                                                     XX        32             54656
                                                                                     XX     12,32              2000
                                                                                     XX     32,35              3600

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
AUTOMATIC DATA             COMMON STOCK  053015103    471573     10590               XX                        1162
PROCESSING                                                                           XX        32              4928
                                                                                     XX     12,32              1800
                                                                                     XX     32,35              2700
B P PLC ADR                COMMON STOCK  055622104   4212397     57570               XX                       14630
                                                                                     XX        12              1900
                                                                                     XX        32             34540
                                                                                     XX     12,32              1500
                                                                                     XX     32,35              5000
BANK OF AMERICA CORP       COMMON STOCK  060505104   1766341     42810               XX                        6810
                                                                                     XX        12               500
                                                                                     XX        32             33700
                                                                                     XX     32,35              1800
BERKSHIRE HATHAWAY INC     CLASS B       084670207    644096       136               XX                          63
                                                                                     XX        32                58
                                                                                     XX     12,32                15
BRISTOL MYERS SQUIBB CO    COMMON STOCK  110122108    609164     22970               XX                        8470
                                                                                     XX        32             14500
CANADIAN NATIONAL          COMMON STOCK  136375102   3137271     66850               XX                       14934
RAILWAY CO                                                                           XX        12              3700
                                                                                     XX        32             42516
                                                                                     XX     12,32              2200
                                                                                     XX     32,35              3500
CAPITAL ONE FINL CORP      COMMON STOCK  14040H105    264656      5600               XX                        5600
CATERPILLAR INC            COMMON STOCK  149123101    326520      4500               XX                        4500
CEDAR FAIR L P             COMMON STOCK  150185106    248700     11770               XX                       11770
CHEVRON CORP               COMMON STOCK  166764100   1862027     19951               XX                         425
                                                                                     XX        32             10726
                                                                                     XX     32,35              8800
CISCO SYS INC              COMMON STOCK  17275R102   1439388     53173               XX                       13301
                                                                                     XX        12              1000

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
                                                                                     XX        32             36324
                                                                                     XX     12,32              2548
CITIGROUP INC              COMMON STOCK  172967101    223685      7598               XX                        7298
                                                                                     XX        32               300
COCA COLA CO               COMMON STOCK  191216100    333055      5427               XX                        3750
                                                                                     XX        32              1677
DEVRY INC                  COMMON STOCK  251893103    571560     11000               XX                       11000
DOMINION RESOURCES INC     V A NEW       25746U109   1110045     23394               XX                        7570
                                                                                     XX        32             15824
                           CLASS B
DOW JONES & CO INC         (RESTRICTED)  260561204   3000000     50000               XX                       50000
E I DU PONT DE NEMOURS     COMMON STOCK  263534109    533489     12100               XX                        4450
& CO                                                                                 XX        12               350
                                                                                     XX        32              7300
E M C CORP                 COMMON STOCK  268648102   1501282     81019               XX                       17850
                                                                                     XX        12              2000
                                                                                     XX        32             57569
                                                                                     XX     12,32              3600
EMERSON ELECTRIC CO        COMMON STOCK  291011104   4301061     75910               XX                       14844
                                                                                     XX        12              3610
                                                                                     XX        32             52956
                                                                                     XX     12,32              1500
                                                                                     XX     32,35              3000
ENCANA CORP                COMMON STOCK  292505104   4705686     69242               XX                       24430
                                                                                     XX        12              3660
                                                                                     XX        32             35552
                                                                                     XX     12,32              2200
                                                                                     XX     32,35              3400
EXXON MOBIL CORP           COMMON STOCK  30231G102   8474167     90449               XX                       11662
                                                                                     XX        12              2685
                                                                                     XX        32             73202

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
                                                                                     XX     12,32              2500
                                                                                     XX     32,35               400
FUEL CELL ENERGY INC       COMMON STOCK  35952H106    147312     14850               XX                       14250
                                                                                     XX        32               600
GENERAL ELECTRIC CO        COMMON STOCK  369604103   4468974    120555               XX                       35473
                                                                                     XX        12              5950
                                                                                     XX        32             72332
                                                                                     XX     12,32              2300
                                                                                     XX     32,35              4500
GENERAL MILLS INC          COMMON STOCK  370334104   1621650     28450               XX                        6050
                                                                                     XX        32             22400
GROUPE DANONE              SPONSORED     399449107   1696653     94500               XX                       19300
                           ADR                                                       XX        12              4300
                                                                                     XX        32             57900
                                                                                     XX     12,32              3000
                                                                                     XX     32,35             10000
HSBC HOLDINGS PLC          SPONSORED     404280406    316759      3784               XX        32              2784
                           ADR NEW                                                   XX     32,35              1000
HONEYWELL INTERNATIONAL    COMMON STOCK  438516106   1083878     17604               XX                        5250
INC                                                                                  XX        32             12354
INTEL CORPORATION          COMMON STOCK  458140100   3923899    147183               XX                       40800
                                                                                     XX        12              5310
                                                                                     XX        32             80173
                                                                                     XX     12,32              4400
                                                                                     XX     32,35             16500
INTL BUSINESS MACHINES     COMMON STOCK  459200101   1005438      9301               XX                        1601
                                                                                     XX        12               700
                                                                                     XX        32              3500
                                                                                     XX     32,35              3500
INVITROGEN CORP            COMMON STOCK  46185R100   1592641     17050               XX                        4350
                                                                                     XX        12               300
                                                                                     XX        32             10000

AS OF DECEMBER 31, 2007                             FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:       ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   --------------- --------- ----------- ---------     -------       --------          -------
                                                                SHARES OR                              VOTING AUTHORITY
                                            CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS   NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            --------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                          (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                          --- ------- ---              ----   -------   ----
                                                                                      XX     12,32               400
                                                                                      XX     32,35              2000
ISHARES                   S&P INDEX       464287200    224512      1530               XX                        1340
                          FD                                                          XX        32               190
ISHARES                   MSCI EAFE       464287465    512605      6530               XX                        1590
                          INDEX FD                                                    XX        32              4940
ISHARES                   RUSSELL 2000    464287655    239831      3159               XX                        2959
                          INDEX FD                                                    XX        32               200
ISHARES                   TR RUSSELL      464287663    290976      2800               XX
                          3000 VALUE                                                  XX        32              2800
                          INDEX FD
J P MORGAN CHASE & CO     COMMON STOCK    46625H100    523800     12000               XX        32             12000
JACOBS ENGINEERING        COMMON STOCK    469814107    608558      6365               XX                        6365
GROUP
JOHNSON & JOHNSON         COMMON STOCK    478160104   5460529     81867               XX                       22857
                                                                                      XX        12              3460
                                                                                      XX        32             49450
                                                                                      XX     12,32              2400
                                                                                      XX     32,35              3700
KINDER MORGAN ENERGY      LTD PARTNERSHIP 494550106    279398      5175               XX                        5175
LINCOLN NATL CORP IND     COMMON STOCK    534187109   1934942     33235               XX                        5874
                                                                                      XX        12              1401
                                                                                      XX        32             20228
                                                                                      XX     12,32              1732
                                                                                      XX     32,35              4000

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
MEDTRONIC INC              COMMON STOCK  585055106    201884      4016               XX                        1650
                                                                                     XX        32              2366
MERCK & CO INC             COMMON STOCK  589331107   3405362     58602               XX                       12090
                                                                                     XX        12              2300
                                                                                     XX        32             42212
                                                                                     XX     12,32              2000
MICROSOFT CORP             COMMON STOCK  594918104   3376553     94847               XX                       31845
                                                                                     XX        12               400
                                                                                     XX        32             48702
                                                                                     XX     12,32              1900
                                                                                     XX     32,35             12000
NOKIA CORP ADR A           COMMON STOCK  654902204   2202972     57384               XX                       17199
                                                                                     XX        12              2000
                                                                                     XX        32             35785
                                                                                     XX     12,32              2400
NOBLE ENERGY INC           COMMON STOCK  655044105    381298      4795               XX                        4795
NOVARTIS AG ADR            COMMON STOCK  66987V109   2164254     39850               XX                        8900
                                                                                     XX        12              1900
                                                                                     XX        32             24850
                                                                                     XX     12,32              1200
                                                                                     XX     32,35              3000
NOVO NORDISK A/S ADR       COMMON STOCK  670100205    509929      7862               XX        32              7862
ORACLE CORP                COMMON STOCK  68389X105   1396483     61846               XX                       19140
                                                                                     XX        32             36206
                                                                                     XX     12,32              1500
                                                                                     XX     32,35              5000
PEPSICO INC                COMMON STOCK  713448108   2612554     34421               XX                       10926
                                                                                     XX        12              1225
                                                                                     XX        32             21970
                                                                                     XX     12,32               300

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
PFIZER INC                 COMMON STOCK  717081103   1537662     67649               XX                       10335
                                                                                     XX        12              4000
                                                                                     XX        32             53314
PORTLAND GENERAL           COMMON STOCK  736508847   1225098     44100               XX                       11900
ELECTRIC CO                                                                          XX        12              2900
                                                                                     XX        32             24300
                                                                                     XX     32,35              5000
PROCTER & GAMBLE CO        COMMON STOCK  742718109   4374731     59585               XX                        9674
                                                                                     XX        12              3335
                                                                                     XX        32             44576
                                                                                     XX     32,35              2000
QUESTAR CORP               COMMON STOCK  748356102    603756     11160               XX                       11160
ROCKWELL AUTOMATION        COMMON STOCK  773903109    610296      8850               XX                        3850
INC                                                                                  XX        32              5000
ROCKWELL COLLINS INC       COMMON STOCK  774341101   1048387     14567               XX                        9567
                                                                                     XX        32              5000
SAN JUAN BASIN ROYALTY     COMMON STOCK  798241105    200160      6000               XX        12              2500
TRUST                                                                                XX        32              3500
J M SMUCKER CO NEW         COMMON STOCK  832696405    639296     12428               XX                        6250
                                                                                     XX        32              6178
SNAP ON INC                COMMON STOCK  833034101    202608      4200               XX                        4200
SONOSITE INC               COMMON STOCK  83568G104    432862     12856               XX                        5630
                                                                                     XX        32              7226
STATE STREET CORP          COMMON STOCK  857477103   2113149     26024               XX                        4424
                                                                                     XX        12               600
                                                                                     XX        32             16100
                                                                                     XX     12,32               600
                                                                                     XX     32,35              4300

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- --------- ----------- ---------     -------       --------          -------
                                                               SHARES OR                              VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- --------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                         (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                         --- ------- ---              ----   -------   ----
STRYKER CORP               COMMON STOCK  863667101    267871      3585               XX                        3385
                                                                                     XX        32               200
SUNCOR ENERGY INC          COMMON STOCK  867229106    272912      2510               XX                        1710
                                                                                     XX        32               800
3 M COMPANY                COMMON STOCK  88579Y101   4385062     52005               XX                        5050
                                                                                     XX        12              3055
                                                                                     XX        32             37200
                                                                                     XX     12,32              1300
                                                                                     XX     32,35              5400
UNION PACIFIC CORP         COMMON STOCK  907818108    873059      6950               XX        12               450
                                                                                     XX        32              6000
                                                                                     XX     12,32               500
UNITED NATURAL FOODS       COMMON STOCK  911163103    279580      8814               XX                        1300
INC                                                                                  XX        32              7514
UNIVERSAL FOREST           COMMON STOCK  913543104    297399     10095               XX                       10095
PRODUCTS
VERISIGN INC               COMMON STOCK  92343E102    584459     15540               XX                        3240
                                                                                     XX        12               200
                                                                                     XX        32             10600
                                                                                     XX     32,35              1500
VERIZON COMMUNICATIONS     COMMON STOCK  92343V104    220547      5048               XX        32              5048
INC
WALGREEN CO                COMMON STOCK  931422109    275128      7225               XX                        6350
                                                                                     XX        32               875
WELLS FARGO & CO (NEW)     COMMON STOCK  949746101    403882     13378               XX        32             13378
WYETH                      COMMON STOCK  983024100    728737     16491               XX                        4000
                                                                                     XX        12               500
                                                                                     XX        32              9841
                                                                                     XX     12,32              2150
ZIMMER HOLDINGS INC        COMMON STOCK  98956P102    605736      9157               XX                        1532

AS OF DECEMBER 31, 2007                          FORM 13F                          SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                      ITEM 2:     ITEM 3:   ITEM 4:    ITEM 5:      ITEM 6:       ITEM 7:           ITEM 8:
-------                   -------------- ------- ----------- ---------     -------       --------          -------
                                                             SHARES OR                              VOTING AUTHORITY
                                          CUSIP  FAIR MARKET PRINCIPAL   INVESTMENT                 ----------------------
NAME OF ISSUER            TITLE OF CLASS NUMBER     VALUE     AMOUNT     DISCRETION      MANAGERS   (A)      (B)     (C)
--------------            -------------- ------- ----------- --------- ----------------- --------   ----   -------   ----
                                                                       (A)   (B)   (C)              SOLE   SHARED    NONE
                                                                       --- ------- ---              ----   -------   ----
                                                                                   XX        12              395
                                                                                   XX        32             5200
                                                                                   XX     12,32              530
                                                                                   XX     32,35             1500
AGGREGATE TOTAL                                  115,354,703